Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 27, 2020
Provision for income taxes			$ 0	$ 0
Valuation allowance inreased amount during the period			6,800,000	$ 400,000
Federal Orphan Drug credits			$ 500,000
Federal Orphan Drug credits expiration period			2041
Effective tax rate	0.00%	0.00%	0.00%	0.00%
U.S. federal statutory rate	21.00%		21.00%	21.00%
Period Beginning Before Two Thousand Twenty One [Member]
As per cares act permits operating loss carryforwards and carrybaks to offset percentage of taxable income					100.00%
Domestic Tax Authority [Member]
Net operating loss caryforwards			$ 129,600,000
Percentage of limitations on the use of operating loss carryforwards available to reduce future taxable income			80.00%
Operating Loss Carryforwards Expiration Period			2033
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward amount			$ 3,100,000
Tax credit carryforward expiration period			2030
Domestic Tax Authority [Member] | Indefinitely [Member]
Net operating loss caryforwards			$ 101,400,000
Domestic Tax Authority [Member] | Two Thousand And Thirty Three [Member]
Net operating loss caryforwards			$ 28,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards Expiration Period			2035
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax credit carryforward amount			$ 2,300,000
State and Local Jurisdiction [Member] | Two Thousand And Thirty Five [Member]
Net operating loss caryforwards			$ 64,500,000